Significant transactions (Details) € in Thousands, shares in Millions, $ in Millions						1 Months Ended						6 Months Ended		12 Months Ended
	Jul. 10, 2023 EUR (€)	Oct. 18, 2022 EUR (€) installment	May 18, 2022 shares	Jan. 01, 2021	Feb. 03, 2020 USD ($)	May 31, 2022	Jun. 30, 2021 EUR (€) patient	Mar. 31, 2019 EUR (€)	Jan. 31, 2019 EUR (€)	Oct. 31, 2018 EUR (€)	Aug. 31, 2012 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 31, 2019 USD ($)	Jul. 31, 2018 EUR (€)
Disclosure of transactions between related parties [line items]
Increase in loans and conditional advances												€ 150	€ 0
Borrowing, interest rate																		21.30%
Cash and cash equivalents												21,629	€ 63,021		€ 41,388	€ 83,921
Prepaid expenses												2,236			2,981
Underwriting agreement, maximum number of shares issued (in shares) | shares			5.2
Kepler Cheuvreux subscription agreement | BSA
Disclosure of transactions between related parties [line items]
Underwriting agreement, maximum discount						5.00%
Underwriting agreement, exercise commission percentage						2.00%
Event One | Maximum
Disclosure of transactions between related parties [line items]
Milestone payment increase														€ 2,200
Event Two | Maximum
Disclosure of transactions between related parties [line items]
Milestone payment increase														€ 16,400
EIB loan
Disclosure of transactions between related parties [line items]
Royalties agreement, period		6 years		6 years
Notional amount												38,300			35,800
Increase in loans and conditional advances								€ 14,000		€ 16,000
Borrowing, interest rate								5.00%		6.00%								21.30%
Undrawn borrowing facilities																10,000
Borrowings, remaining notional amount		€ 25,300
Borrowings, net sales threshold		5,000
Interest payable, payment-in-kind		5,400
Borrowings, milestone payment		€ 20,000
Borrowings, milestone payment, number of installments | installment		2
Borrowings, milestone payment, first installment period		1 year
Borrowings, milestone payment, second installment period		2 years
Borrowings, prorated payment, maximum percentage of milestone payment		10.00%
Cash and cash equivalents												25,300
Minimum cash balance												10,300
EIB loan | Tranche one
Disclosure of transactions between related parties [line items]
Borrowing, interest rate		6.00%
EIB loan | Tranche two
Disclosure of transactions between related parties [line items]
Borrowing, interest rate		5.00%
EIB loan | Maximum
Disclosure of transactions between related parties [line items]
Notional amount																		€ 40,000
European Investment Bank Loan Agreement, Tranche Two
Disclosure of transactions between related parties [line items]
Borrowings, remaining notional amount		€ 9,300
LianBio, NBTXR3
Disclosure of transactions between related parties [line items]
Cumulative upfront fees collected												20,000
Collaboration agreement, collected												320
Recharge invoice billed												1,300
LianBio, NBTXR3 | Maximum
Disclosure of transactions between related parties [line items]
Collaboration agreement, potential development and commercial milestones payments							€ 205,000
LianBio, NBTXR3 | Maximum
Disclosure of transactions between related parties [line items]
Collaboration agreement, potential development and commercial milestones payments																205,000
Termination of Pharma Engine collaboration agreement, NBTXR3
Disclosure of transactions between related parties [line items]
Cumulative payments															€ 7,500
Contractual commitments, milestone payment upon second regulatory approval | $											$ 5.0
Royalties agreement, period											10 years
MD Anderson Cancer Center, NBTXR3
Disclosure of transactions between related parties [line items]
Number of patients in clinical trial | patient							312
Contractual commitments, payment | $																	$ 10.6
Contractual commitments, payment					$ 1.0				€ 1,000
Milestone payment, deferment period after enrollment									6 months
Prepaid expenses												€ 1,400				€ 1,500
Janssen Pharmaceutica NV | Major collaboration agreement
Disclosure of transactions between related parties [line items]
Collaboration agreement, upfront payment license fee	€ 30,000